STOCKHOLDERS' DEFICIENCY (Summary of Options Granted to Non-Employees) (Details) - Non-Employees [Member] - $ / shares														52 Months Ended
		Jun. 30, 2017	Nov. 08, 2016		Dec. 01, 2015	Oct. 20, 2015		Mar. 01, 2015	Jul. 24, 2014	Apr. 08, 2014		Dec. 29, 2013	Sep. 08, 2013	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options		131,000	9,601		11,210	12,456		57,779	1,246	9,158		3,511		295,881
Exercise price		$ 6.90		[1]	$ 5.46		[1]	$ 5.46	$ 5.46		[1]	$ 4.01
Expiration date		Jun. 30, 2027	Nov. 08, 2026		Dec. 01, 2025	Oct. 20, 2025		Mar. 01, 2025	Jul. 24, 2024	Apr. 08, 2024		Dec. 29, 2023
September 8, 2013 Transaction One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options													17,080
Exercise price													$ 4.01
Expiration date													Sep. 08, 2023
September 8, 2013 Transaction Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options													2,340
Exercise price	[1]
Expiration date													Sep. 08, 2023

[1]	Represents an amount lower than $1.